CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Net Income for common shareholders	$ 1,243	$ 1,955	$ 2,081	$ 2,329	$ 1,147	$ 2,293	$ 2,011	$ 1,545	$ 7,608	$ 6,996	$ 7,243
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $1,204, $2,960, and ($352)									1,923	4,728	(561)
Reclassification adjustment for realized (gains) included in net income, net of taxes of ($883), ($561), and ($621), respectively									(1,411)	(897)	(992)
Change in unfunded portion of postretirement benefit obligations, net of tax of $1,008, $1,214 and $43, respectively									1,610	1,940	68
Other Comprehensive Income (Loss)									2,122	5,771	(1,485)
Total Comprehensive Income									$ 9,730	$ 12,767	$ 5,758